Intangible Assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Intangible Assets With Indefinite Useful Lives [Line Items]
impairment losses, intangible assets		¥ (403)	¥ (963,948)
Trademarks and licenses [member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Intangible Assets With Indefinite Useful Lives [Line Items]
impairment losses, intangible assets	¥ 0	¥ 0	¥ (963,948)
Puhui Trademark [member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Intangible Assets With Indefinite Useful Lives [Line Items]
Trademark rights	¥ 800,700